Note 12 - Government Assistance (Details Textual) $ in Millions		1 Months Ended
	Feb. 08, 2015	Jun. 30, 2022 CAD ($)	Feb. 28, 2015 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CAD ($)
Receipt of refunds [member] | Australian R&D incentive program [member]
Statement Line Items [Line Items]
Income taxes refund, classified as operating activities		$ 700,000
Cancer Prevention Research Institute of Texas [member]
Statement Line Items [Line Items]
Government grant, maximum receivable			$ 14.1	$ 14.1
Government grant, period of eligibility (Year)			3 years
Government grant, remaining receivable					$ 1.4
Royalty, percentage of revenues on sales, after aggregate royalty payments equal 400 percent of grant fund	0.50%
Royalty-related liability						$ 0
Cancer Prevention Research Institute of Texas [member] | Bottom of range [member]
Statement Line Items [Line Items]
Royalty, percentage revenue of sales	3.00%
Cancer Prevention Research Institute of Texas [member] | Top of range [member]
Statement Line Items [Line Items]
Royalty, percentage revenue of sales	5.00%